Provisions for employee benefits (Tables)	6 Months Ended
Jun. 30, 2021
Provisions for employee benefits.
Schedule of provision balances for employee benefits

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Post–employment benefits
Healthcare	7,285,586	7,193,527
Pension (1)	3,372,901	2,819,985
Education	475,615	485,792
Bonds	386,713	342,669
Other plans	104,891	102,632
Termination benefits – Voluntary retirement plan (2)	686,534	713,407
	12,312,240	11,658,012
Social benefits and salaries	537,777	674,080
Other long-term benefits	86,516	91,575
	12,936,533	12,423,667
Current	1,926,005	2,022,137
Non–current	11,010,528	10,401,530
	12,936,533	12,423,667

(1)	Corresponds to pension liabilities and plan assets, net. During 2021 the portfolios of the plan assets have been decreased considering the fair value valuation (Note 19.1).
(2)	It includes the obligation for the new voluntary retirement plan, on which Ecopetrol made offers to a part of its workers during 2020, to which 12 workers in 2021 and 421 in 2020 have accepted. This plan was approved at the end of 2019 by the Company's Board of Directors and includes the retirement of employees from January 2020 until December 2023, through 4 modalities: Compliance with the work cycle (pension), Retirement Plan A (Rent), Retirement Plan B (Bonus) and Enhanced Compensation.

Schedule of movement of defined benefits plans recognized in results and other comprehensive income

The following table shows the movement in profit and loss and in other comprehensive income for the periods ended June 30:

	Six-month period ended
	June 30,
	2021	2020

	(Unaudited)
Profit or loss
Interest expense, net	319,540	306,050
Service cost	38,368	59,052
	357,908	365,102
Other comprehensive income
Pension and bonds	(511,273)	(64,897)
Others	—	(63)
	(511,273)	(64,960)
Deferred tax	153,382	19,488
	(357,891)	(45,472)